Trade Receivables, Net - Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of provision matrix [line items]
Gross carrying amount	$ 109,473,101	$ 3,946,399	$ 91,304,934
Loss allowance (Lifetime ECL)	(103,353)	(3,726)	(97,358)
Net Amount	$ 109,369,748	$ 3,942,673	$ 91,207,576
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 105,538,390	$ 3,804,556	$ 86,820,792
Loss allowance (Lifetime ECL)	(18,062)	(651)	(18,911)
Net Amount	105,520,328	3,803,905	86,801,881
Less than 1 month [member]
Disclosure of provision matrix [line items]
Gross carrying amount	3,136,438	113,066	3,823,249
Loss allowance (Lifetime ECL)	(1,811)	(65)	(2,053)
Net Amount	$ 3,134,627	$ 113,001	$ 3,821,196
Less than 1 month [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Less than 1 month [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%	10.00%
1 to 3 months [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 609,695	$ 21,979	$ 557,487
Loss allowance (Lifetime ECL)	(22,785)	(821)	(20,629)
Net Amount	$ 586,910	$ 21,158	$ 536,858
1 to 3 months [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
1 to 3 months [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.00%	70.00%	70.00%
More than 91 days [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 99,118	$ 3,573	$ 92,873
Loss allowance (Lifetime ECL)	(46,337)	(1,671)	(45,232)
Net Amount	$ 52,781	$ 1,902	$ 47,641
More than 91 days [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	1.00%
More than 91 days [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%
Individually impaired [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 89,460	$ 3,225	$ 10,533
Loss allowance (Lifetime ECL)	(14,358)	(518)	(10,533)
Net Amount	$ 75,102	$ 2,707	$ 0
Individually impaired [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	50.00%
Individually impaired [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%